MANAGERS AMG FUNDS

        SYSTEMATIC FINANCIAL MANAGEMENT

            Systematic Value Fund
        -------------------------------

             Semi-Annual Report
               August 31, 2002

           SYSTEMATIC VALUE FUND
            SEMI-ANNUAL REPORT
              AUGUST 31, 2002
                (unaudited)

            TABLE OF CONTENTS

                                                         Begins
                                                        on Page
                                                        -------
LETTER TO SHAREHOLDERS..................................   1

SUMMARY OF INDUSTRY WEIGHTINGS AND TOP TEN HOLDINGS ....   2

SCHEDULE OF PORTFOLIO INVESTMENTS.......................   3
  Detailed portfolio listing by security type and
    industry sector,as valued at August 31, 2002

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities ..................   6
    Fund balance sheet, net asset value (NAV) per share
    computation and cumulative undistributed amounts
  Statement of Operations ..............................   7
    Detail of sources of income, Fund expenses, and
    realized and unrealized gains (losses) during
    the period
Statement of Changes in Net Assets .....................   8
    Detail of changes in Fund assets for the period

FINANCIAL HIGHLIGHTS ...................................   9
  Net asset value, total return, expense ratios, turnover
    ratio and net assets

NOTES TO FINANCIAL STATEMENTS ..........................   10
  Accounting and distribution policies, details of
    agreements and transactions with Fund management
    and affiliates

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders:
It is my pleasure to present to you the first Semi-Annual Report for the Systematic Value Fund. The five months since the Fund's inception on April 1 have been among the most difficult for the stock market in more than a decade.
The reasons are many. The transition from an extended and, at times, rapid economic expansion to an uncertain and extremely sluggish economy initiated a domino run of events that is still playing out. The initial slowdown helped burst what was clearly a stock market bubble. Falling equity valuations at best raised the cost of capital for many cash needy businesses, and at worst completely eliminated sources of capital. These increased stresses exposed the financial and managerial weaknesses of many corporations. The recent disclosures of ac-counting and corporate fraud emanating from some of the largest and previously well-respected companies in our economy are, we hope, a few of the final dominoes. Separately but equally important, the current military conflict in Afghanistan and the heightened possibility of a military confrontation with Iraq has added uncertainty and thus risk to the market.

While it is not the Fund's goal to lose money, and therefore we are not pleased with the Fund's negative return since inception, we are satisfied with the Fund's results given the difficult environment. Because it is the Fund's policy to maintain the portfolio essentially fully invested in stocks we must expect a certain amount of market risk. The Fund returned -11.70% from inception through August 31, while its primary benchmark, the Russell 1000 Value index, returned -16.11% for the same period. Much of the value added during the period was in late July as stock prices dropped sharply and the portfolio reacted less violently. Improved downside volatility is also consistent with the Fund's objectives.

Although the business cycle's transition will likely continue along with significant market volatility, the silver lining is that the current environment effectively acts to weed out excess competition and create a healthy foundation from which quality businesses can prosper. It is during these times that skilled portfolio managers can build portfolios that will reward us in the years to come.

A detailed listing of the current portfolio is included within this report. As always, we post any news or other pertinent information about the Fund as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report, please feel free to contact us at 1-800-835-3879, or visit the website. We thank you for your investment. Sincerely,

Peter M. Lebovitz
President
Managers AMG Funds
                             1
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                  SYSTEMATIC VALUE FUND
                     August 31, 2002

---------------------------------------------------------------
SUMMARY OF INDUSTRY WEIGHTINGS (unaudited)
---------------------------------------------------------------

                             PERCENTAGE OF   PERCENTAGE OF
MAJOR SECTORS                NET ASSETS      RUSSELL 1000 VALUE
---------------------        -------------   ------------------
Financials                       30.4%             34.2 %
Consumer Discretionary           11.3              11.7
Consumer Staples                  9.5               7.0
Energy                            9.0              10.6
Industrials                       8.7               8.7
Health Care                       7.4               3.9
Materials                         6.2               5.3
Telecommunication Services        5.7               6.9
Information Technology            5.4               5.2
Utilities                         3.4               6.5
Other                             3.0               0.0

---------------------------------------------------------------
TOP TEN HOLDINGS (unaudited)
---------------------------------------------------------------

                                      PERCENTAGE OF
SECURITY NAME                         NET ASSETS
------------------------              -------------
Wachovia Corp.                            2.9%
Exxon Mobil Corp.                         2.8
Anthem, Inc.                              2.8
Bank America Corp.                        2.5
Citigroup, Inc.                           2.5
Cendant Corp.                             2.3
Verizon Communications, Inc.              2.3
Temple-Inland, Inc.                       2.3
Apache Corp.                              2.2
ENSCO International, Inc.                 2.1
                                         -----
Top Ten as a Group                       24.7%
                                         =====

                             2
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
---------------------------------------------------------------------
SYSTEMATIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
August 31, 2002 (unaudited)
---------------------------------------------------------------------
                                                SHARES         VALUE
                                            -----------    ----------
COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 11.3%
 Abercrombie & Fitch Co.*                       1,600       $  36,480
 AutoNation, Inc.*                              1,600          21,120
 Carnival Corp.                                 1,300          31,811
 Clear Channel Communications, Inc.*              700          23,926
 Eastman Kodak Co.                                600          18,324
 Federated Department Stores, Inc.*             1,100          39,490
 Lear Corp.*                                    1,000          46,600
 Newell Rubbermaid, Inc.                          600          20,760
 Toys "R" Us, Inc.*                             1,300          17,329
                                                           ----------
TOTAL CONSUMER DISCRETIONARY                                  255,840
                                                           ----------
CONSUMER STAPLES - 9.5%
 ARAMARK Corp.*                                   500          11,325
 Clorox Co., The                                  900          38,754
 Coca-Cola Enterprises, Inc.                    1,400          28,294
 Dean Foods Co.*                                  500          18,925
 Kraft Foods, Inc.                                800          31,816
 Procter & Gamble Co., The                        200          17,730
 R.J. Reynolds Tobacco Holdings, Inc.             600          35,304
 Winn-Dixie Stores, Inc.                        2,000          32,300
                                                           ----------
TOTAL CONSUMER STAPLES                                        214,448
                                                           ----------
ENERGY - 9.0%
 Apache Corp.                                     900          49,554
 ENSCO International, Inc.                      1,800          48,006
 Exxon Mobil Corp.                              1,800          63,810
 Tidewater, Inc.                                1,500          42,750
                                                           ----------
TOTAL ENERGY                                                  204,120
                                                           ----------
FINANCIALS - 30.4%
 Allstate Corp., The                            1,000          37,220
 American Express Co.                           1,200          43,272
 American International Group, Inc.               600          37,680
 Bank America Corp.                               800          56,064
 Bear Stearns Cos., Inc., The                     600          38,358
 Citigroup, Inc.                                1,700          55,675
 Countrywide Credit Industries, Inc.              400          20,996
 Federal National Mortgage Association            500          37,890
 Goldman Sachs Group, Inc., The                   400          30,920
 Lehman Brothers Holdings, Inc.                   500          28,505
 Marsh & McLennan Cos., Inc.                      400          19,460
 Merrill Lynch & Co., Inc.                        700          25,354
 MGIC Investment Corp.                            500          30,105
 Morgan Stanley Dean Witter & Co.                 700          29,904
 National Commerce Financial Corp.                600          16,608
 Sovereign Bancorp, Inc.                          900          13,788
 Travelers Property Casualty Corp., Class A*       64           1,006
 Travelers Property Casualty Corp., Class B*      133           2,167
 Union Planters Corp.                             900          27,954
 Wachovia Corp.                                 1,800          66,330
 Wells Fargo Co.                                  900          46,971

The accompanying notes are an integral part of these financial statements.
                             3
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---------------------------------------------------------------------
SYSTEMATIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------------
                                                SHARES         VALUE
                                            -----------    ----------
FINANCIALS (continued)
 XL Capital Ltd., Class A                         300       $  22,083
                                                           ----------
TOTAL FINANCIALS                                              688,310
                                                           ----------
HEALTH CARE - 7.4%
 AdvancePCS*                                      800          15,488
 AmerisourceBergen Corp.                          300          21,753
 Anthem, Inc.*                                  1,000          63,110
 Express Scripts, Inc.*                           400          19,200
 Johnson & Johnson                                400          21,724
 Triad Hospitals, Inc.*                           700          25,557
                                                           ----------
TOTAL HEALTH CARE                                             166,832
                                                           ----------
INDUSTRIALS - 8.7%
 Boeing Co., The                                  700          25,949
 Cendant Corp.*                                 3,700          52,947
 CSX Corp.                                        900          31,347
 H&R Block, Inc.                                  500          24,450
 Honeywell International, Inc.                  1,200          35,940
 Masco Corp.                                    1,100          26,576
                                                           ----------
TOTAL INDUSTRIALS                                             197,209
                                                           ----------
INFORMATION TECHNOLOGY - 5.4%
 Applied Materials, Inc.*                       1,100          14,696
 BMC Software, Inc.*                            2,100          29,190
 Cisco Systems, Inc.*                             900          12,438
 Fairchild Semiconductor International Corp.,
    Class A*                                    1,100          13,277
 Lexmark International Group, Inc., Class A*      300          14,160
 Motorola, Inc.                                 1,300          15,600
 National Semiconductor Corp.*                    700          11,193
 Nokia Corp., Sponsored ADR                       900          11,961
                                                           ----------
TOTAL INFORMATION TECHNOLOGY                                  122,515
                                                           ----------
MATERIALS - 6.2%
 Alcan, Inc.                                    1,000          28,160
 Eastman Chemical Co.                           1,000          44,870
 Temple-Inland, Inc.                            1,000          51,150
 Weyerhaeuser Co.                                 300          16,353
                                                           ----------
TOTAL MATERIALS                                               140,533
                                                           ----------
TELECOMMUNICATION SERVICES - 5.7%
 Nextel Communications, Inc., Class A*          5,000          38,050
 SBC Communications, Inc.                       1,500          37,110
 Verizon Communications, Inc.                   1,700          52,700
                                                           ----------
TOTAL TELECOMMUNICATION SERVICES                              127,860
                                                           ----------
UTILITIES - 3.4%
 Edison International*                          1,700          20,366
 FirstEnergy Corp.                                500          16,500
 FPL Group, Inc.                                  300          17,124
 KeySpan Corp.                                    500          17,520
 Sempra Energy                                    200           4,801
                                                           ----------
TOTAL UTILITIES                                                76,311
                                                           ----------
The accompanying notes are an integral part of these financial statements.
                             4
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---------------------------------------------------------------------
SYSTEMATIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS (continued)
---------------------------------------------------------------------
                                                SHARES         VALUE
                                            -----------    ----------
TOTAL COMMON STOCKS
 (cost $2,270,434)                                         $2,193,978
                                                           ----------
OTHER INVESTMENT COMPANIES - 3.9%
 JPMorgan Prime Money Market Fund,
  Institutional Class Shares, 1.70%**
  (cost $89,253)                                89,253         89,253
                                                           ----------
TOTAL INVESTMENTS - 100.9%
(cost $2,359,687)                                           2,283,231

OTHER ASSETS, LESS LIABILITIES - (0.9%)                      (21,404)
                                                           ----------
NET ASSETS - 100.0%                                        $2,261,827
                                                           ==========

Note: Based on the approximate cost of investments of $2,359,687 for Federal income tax purposes at August 31, 2002, the aggregate gross unrealized appreciation and depreciation were $55,515 and $131,971, respectively, resulting in net unrealized depreciation of investments of $76,456.

*  Non-income-producing securities.

** Yield shown for this investment company represents the August 31, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investment Abbreviations:
------------------------
ADR: ADR after the name of a holding stands for American
     Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada.
     Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.
                             5

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
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SYSTEMATIC VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2002 (unaudited)
---------------------------------------------------------------------
ASSETS:
------
 Investments at value                           $ 2,283,231
 Cash                                                    48
 Receivable for Fund shares sold                        412
 Dividends, interest and other receivables            3,575
 Receivable due from advisor                          3,060
                                                -----------
Total assets                                      2,290,326
                                                -----------
LIABILITIES:
-----------
 Payable for investments purchased                   13,275
 Accrued expenses:
 Professional fees                                    6,306
 Transfer agent fees                                  4,455
 Custodian fees                                       3,918
 Other                                                  545
                                                -----------
Total liabilities                                    28,499
                                                -----------

NET ASSETS                                      $ 2,261,827
                                                ===========

Shares outstanding                                  256,133
                                                ===========
Net asset value, offering and redemption
 price per share                                      $8.83
                                                ===========
NET ASSETS REPRESENT:
--------------------
Paid-in capital                                 $ 2,430,968
Undistributed net investment income                   5,444
Accumulated net realized loss from investments      (98,129)
Net unrealized depreciation of investments          (76,456)
                                                -----------
NET ASSETS                                      $ 2,261,827
                                                ===========
Investments at cost                             $ 2,359,687
                                                ===========

The accompanying notes are an integral part of these financial statements.
                             6

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
---------------------------------------------------------------------
SYSTEMATIC VALUE FUND
STATEMENT OF OPERATIONS
For the period* ended August 31, 2002 (unaudited)
---------------------------------------------------------------------
INVESTMENT INCOME:
-----------------
Dividend income                                 $     9,450
Interest income                                       1,379
                                                -----------
Total investment income                              10,829
                                                -----------
EXPENSES:
--------
Investment advisory and management fees               4,188
Custodian fees                                        9,470
Transfer agent fees                                   8,792
Professional fees                                     6,329
Registration fees                                     2,098
Printing fees                                           306
Miscellaneous                                           236
                                                -----------
Total expenses before offsets                        31,419
Less: Expense reimbursements                        (26,034)
                                                -----------
Net expenses                                          5,385
                                                -----------
Net investment income                                 5,444

NET REALIZED AND UNREALIZED LOSS:
--------------------------------
Net realized loss on investments                    (98,129)
Net unrealized depreciation of investments          (76,456)
                                                -----------
Net realized and unrealized loss                   (174,585)
                                                -----------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $  (169,141)
                                                ===========

* Commencement of operations was April 1, 2002.

The accompanying notes are an integral part of these financial statements.
                             7
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
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SYSTEMATIC VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
For the period* ended August 31, 2002 (unaudited)
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
---------------------------------
Net investment income                           $    5,444
Net realized loss on investments                   (98,129)
Net unrealized depreciation of investments         (76,456)
                                                -----------
Net (decrease) in net assets resulting
  from operations                                 (169,141)
                                                -----------
FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------
Proceeds from the sale of shares                  2,896,863
Cost of shares repurchased                         (465,895)
                                                -----------
Net increase from capital share transactions      2,430,968
                                                -----------
Total increase in net assets                      2,261,827
                                                -----------
NET ASSETS:
----------
Beginning of period                                       -
                                                -----------
End of period                                   $ 2,261,827
                                                ===========
End of period undistributed net
  investment income                             $     5,444
                                                ===========
---------------------------------------------------------------------
SHARE TRANSACTIONS:
------------------
Sale of shares                                      306,671
Shares repurchased                                  (50,538)
                                                -----------
Net increase in shares                              256,133
                                                ===========
---------------------------------------------------------------------
* Commencement of operations was April 1, 2002.

The accompanying notes are an integral part of these financial statements.
                             8

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
---------------------------------------------------------------------
SYSTEMATIC VALUE FUND
FINANCIAL HIGHLIGHTS
For a share outstanding for the period* ended August 31, 2002
  (unaudited)
---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $     10.00
                                                -----------
INCOME FROM INVESTMENT OPERATIONS:
---------------------------------
 Net investment income                                 0.02
 Net realized and unrealized loss on investments      (1.19)
                                                -----------
Total from investment operations                      (1.17)
                                                -----------
NET ASSET VALUE, END OF PERIOD                  $      8.83
                                                ===========
---------------------------------------------------------------------
Total Return (a)                                   (11.70)% (b)
---------------------------------------------------------------------
Ratio of net expenses to average net assets           0.90% (c)
Ratio of net investment income to average net assets  0.91% (c)
Portfolio turnover                                      63% (b)
Net assets at end of period (000's omitted)          $2,262
---------------------------------------------------------------------
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets         5.25% (c)
Ratio of net investment loss to average net assets  (3.44)% (c)
---------------------------------------------------------------------
* Commencement of operations was April 1, 2002.

(a) Total returns and net investment income would have been lower had certain expenses not been reduced.
(b) Not annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
    (See Notes to Financial Statements.)

                             9

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SYSTEMATIC VALUE FUND
NOTES TO FINANCIAL STATEMENTS
August 31, 2002 (unaudited)
---------------------------------------------------------------------
(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended
(the "1940 Act"). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is an equity fund, the Systematic Value Fund (the "Fund").

Currently, the Fund has registered Institutional and Investor Class shares. How-ever, only the Institutional Class shares are currently offered. The Institutional Class shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $1,000,000.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a) VALUATION OF INVESTMENTS
----------------------------
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(b) SECURITY TRANSACTIONS
-------------------------
Security transactions are accounted for as of trade date.
Realized gains and
losses on securities sold are determined on the basis of identified cost.

(c) INVESTMENT INCOME AND EXPENSES
----------------------------------
Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average
                             10
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Notes to Financial Statements (continued)
---------------------------------------------------------------------
net assets or number of shareholders.

The Fund has a "balance credit" arrangement with the custodian bank. This credit serves to reduce custody expenses that would otherwise be charged to the Fund. For the period from April 1, 2002 (commencement of operations) to August 31, 2002, the Fund's custodian expense was not reduced.

(d) DIVIDENDS AND DISTRIBUTIONS
-------------------------------
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December. Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) FEDERAL TAXES
-----------------
The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(f) CAPITAL STOCK
-----------------
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with $0.001 par value per share. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Fund's policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At August 31, 2002, certain shareholders individually held greater than 10% of the outstanding shares of the Fund is as follows: Two accounts held more than 10% of the outstanding shares. The two accounts total 80% of the outstanding shares of the Fund at August 31, 2002.

(g) REPURCHASE AGREEMENTS
-------------------------
The Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

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Notes to Financial Statements (continued)
---------------------------------------------------------------------
If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
-----------------------------------------------
The Fund has entered into an Investment Management Agreement under which The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc. ("AMG"), serves as investment manager to the Fund and is responsible for the Fund's overall administration. The Fund is distributed by Managers Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Fund's investment portfolio is managed by Systematic Financial Management, L.P. ("Systematic"), which serves pursuant to a Sub-Advisory Agreement by and between the Investment Manager and Systematic with respect to the Fund. AMG indirectly owns a majority interest in Systematic. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Fund is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment Management Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund. The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

The Investment Manager has contractually agreed, through at least July 1, 2003, to waive fees and pay or reimburse the Fund to the extent that the total operating expenses exceed 0.90% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 0.90% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.
For the period April 1, 2002 (commencement of operations) to August 31, 2002, the Investment Manager reimbursed the Fund $26,034.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees and expenses paid by the Fund and other affiliated funds in the Trust and in the complex.
                             12
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NOTES TO FINANCIAL STATEMENTS (continued)
---------------------------------------------------------------------
(3) PURCHASES AND SALES OF SECURITIES
-------------------------------------
Purchases and sales of securities, excluding short-term securities, for the period from April 1, 2002 (commencement of operations) to August 31, 2002, for the Fund were $6,229,253. There were no purchases or sales of U.S. Government securities for the Fund.

(4) PORTFOLIO SECURITIES LOANED
-------------------------------
The Fund may participate in a securities lending program providing for the lending of securities to qualified brokers. Collateral on all securities loaned is accepted in cash and/or government securities. Collateral is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of the investments on loan. The custodian temporarily invests collateral received in the form of cash in government securities, letters of credit and/or cash collateral. Earnings of such temporary cash investments are divided between the custodian, as a fee for its services under the program, and the Fund according to agreed-upon rates. At August 31, 2002, the Fund had no securities out on loan.

                     MANAGERS AMG FUNDS

INVESTMENT MANAGER AND ADMINISTRATOR
------------------------------------
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
-----------
Systematic Financial Management, LLP
300 Frank W. Burr Blvd.
Glenpointe East, 7 th Floor
Teaneck, New Jersey 07666

CUSTODIAN
---------
The Bank of New York
101 Barclay Street, 13th Floor
New York, New York 10286

LEGAL COUNSEL
-------------
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
--------------
Boston Financial Data Services, Inc.
Attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
--------
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders.
It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus, which is available by calling 1-800-835-3879.

Distributed by Managers Distributors, Inc., a NASD member.

                 www.managersamg.com
                www.managersfunds.com
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